Intangible Assets (Details) - CLP ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Disclosure of detailed information about intangible assets [line items]
Net balance	$ 73,389	$ 66,923
Gross Carrying Amount [Member]
Disclosure of detailed information about intangible assets [line items]
Net balance	250,002	218,415
Accumulated Depreciation and Amortisation [Member]
Disclosure of detailed information about intangible assets [line items]
Net balance	$ (176,613)	$ (151,492)
Licenses [Member]
Disclosure of detailed information about intangible assets [line items]
Average remaining useful life		1 year
Net balance		$ 82
Licenses [Member] | Gross Carrying Amount [Member]
Disclosure of detailed information about intangible assets [line items]
Net balance	35,997	37,224
Licenses [Member] | Accumulated Depreciation and Amortisation [Member]
Disclosure of detailed information about intangible assets [line items]
Net balance	$ (35,997)	$ (37,142)
Software development [Member]
Disclosure of detailed information about intangible assets [line items]
Average remaining useful life	2 years	2 years
Net balance	$ 73,389	$ 66,841
Software development [Member] | Gross Carrying Amount [Member]
Disclosure of detailed information about intangible assets [line items]
Net balance	214,005	181,191
Software development [Member] | Accumulated Depreciation and Amortisation [Member]
Disclosure of detailed information about intangible assets [line items]
Net balance	$ (140,616)	$ (114,350)